Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	3.99301%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,312,885.11

Principal:
Principal Collections	$23,164,967.04
Prepayments in Full	$12,102,892.36
Liquidation Proceeds	$262,222.43
Recoveries	$43,078.47
Sub Total	$35,573,160.30
Collections	$38,886,045.41

Purchase Amounts:
Purchase Amounts Related to Principal	$104,713.94
Purchase Amounts Related to Interest	$308.98
Sub Total	$105,022.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,991,068.33

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,991,068.33
Servicing Fee	$655,430.79	$655,430.79	$0.00	$0.00	$38,335,637.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,335,637.54
Interest - Class A-2a Notes	$9,903.53	$9,903.53	$0.00	$0.00	$38,325,734.01
Interest - Class A-2b Notes	$7,475.69	$7,475.69	$0.00	$0.00	$38,318,258.32
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$36,469,799.99
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$36,195,799.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,195,799.99
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$36,022,109.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,022,109.99
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$36,022,109.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,022,109.99
Regular Principal Payment	$33,698,276.31	$33,698,276.31	$0.00	$0.00	$2,323,833.68
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,323,833.68
Residual Released to Depositor	$0.00	$2,323,833.68	$0.00	$0.00	$0.00
Total		$38,991,068.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,698,276.31
Total					$33,698,276.31

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$2,750,980.68	$9.17	$9,903.53	$0.03	$2,760,884.21	$9.20
Class A-2b Notes	$2,246,634.22	$9.17	$7,475.69	$0.03	$2,254,109.91	$9.20
Class A-3 Notes	$28,700,661.41	$52.66	$1,848,458.33	$3.39	$30,549,119.74	$56.05
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$33,698,276.31	$21.34	$2,313,527.55	$1.47	$36,011,803.86	$22.81

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$2,750,980.68	0.0091699	$0.00	0.0000000
Class A-2b Notes	$2,246,634.22	0.0091699	$0.00	0.0000000
Class A-3 Notes	$545,000,000.00	1.0000000	$516,299,338.59	0.9473382
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$708,937,614.90	0.4489959	$675,239,338.59	0.4276536

Pool Information
Weighted Average APR	4.889%	4.902%
Weighted Average Remaining Term	40.72	39.95
Number of Receivables Outstanding	28,329	27,570
Pool Balance	$786,516,952.26	$750,584,157.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$740,516,572.20	$706,818,295.89
Pool Factor	0.4657267	0.4444495

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$43,765,861.45
Targeted Overcollateralization Amount	$75,344,818.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,344,818.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$297,999.15
(Recoveries)		40	$43,078.47
Net Loss for Current Collection Period			$254,920.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3889%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8083%
Second Prior Collection Period			0.1012%
Prior Collection Period			0.2251%
Current Collection Period			0.3980%
Four Month Average (Current and Prior Three Collection Periods)			0.3832%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,499	$9,093,392.32
(Cumulative Recoveries)			$1,275,909.73
Cumulative Net Loss for All Collection Periods			$7,817,482.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4629%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,066.31
Average Net Loss for Receivables that have experienced a Realized Loss			$5,215.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.14%	227	$8,543,291.79
61-90 Days Delinquent	0.15%	29	$1,102,553.68
91-120 Days Delinquent	0.02%	5	$177,155.48
Over 120 Days Delinquent	0.05%	10	$350,323.10
Total Delinquent Receivables	1.36%	271	$10,173,324.05

Repossession Inventory:
Repossessed in the Current Collection Period		23	$927,717.77
Total Repossessed Inventory		43	$1,911,721.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1169%
Prior Collection Period			0.1553%
Current Collection Period			0.1596%
Three Month Average			0.1439%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2172%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	22

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$3,236,838.90
2 Months Extended	127	$5,007,127.92
3+ Months Extended	19	$777,329.42

Total Receivables Extended	233	$9,021,296.24
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer